BUSINESS COMBINATION - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				6 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 USD ($)
BUSINESS COMBINATION
Goodwill					¥ 4,605,724		¥ 4,605,724	$ 647,462	$ 687,616	¥ 4,625,115
Shenzhen Yunfan
BUSINESS COMBINATION
Percentage of equity interests acquired			100.00%	100.00%
Cash consideration paid			¥ 126,400	$ 17,769	126,400	$ 18,871
Business combination intangible assets acquired					77,000		77,000	10,824	11,496
Goodwill					48,814		48,814	6,862	7,288
Business combination recognized identifiable net assets					¥ 586		¥ 586	$ 82	$ 87
Camelot Group
BUSINESS COMBINATION
Percentage of equity interests acquired	100.00%				100.00%				100.00%		100.00%
Cash consideration paid	¥ 751,974	$ 105,711			¥ 751,974	112,267
Business combination intangible assets acquired					4,538,579				$ 677,592
Goodwill	4,556,910				4,556,910				$ 680,329		$ 640,600
Consideration paid	5,290,553	743,734			¥ 5,290,553	$ 789,859
Equity settled consideration	¥ 4,538,579	$ 638,023
Beijing Camelot
BUSINESS COMBINATION
Percentage of equity interests acquired	79.53%										79.53%